Collateralized transactions	6 Months Ended
Sep. 30, 2020
Collateralized Transactions
Collateralized transactions
5. Collateralized transactions:
Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements.
Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which reduce Nomura’s credit exposure to counterparties as they permit the close-out
and offset of transactions and collateral amounts in the event of default of the counterparty. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. In order to support the enforceability of the close-out
and offsetting rights within these agreements, Nomura generally seeks to obtain an external legal opinion.
For certain types of counterparty and in certain jurisdictions, Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions which are not documented under a master netting agreement. Similarly, even when these transactions are documented under such agreements, Nomura may not have yet sought evidence, or may not be able to obtain evidence to determine with sufficient certainty that the close-out
and offsetting rights are legally enforceable. This may be the case where relevant local laws specifically prohibit such close-out
and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese
government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, Nomura is permitted to use the securities received to enter into repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred. Collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.
Offsetting of certain collateralized transactions
Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out
and offsetting rights under the master netting agreement.
The following tables present information about offsetting of these transactions in the consolidated balance sheets as of March 31, 2020 and September 30, 2020, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2020
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥32,425	¥3,508	¥36,397	¥1,252
Less: Amounts offset in the consolidated balance sheets (2)	(20,048)	—	(20,048)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥12,377	¥3,508	¥16,349	¥1,252

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(10,507)	(2,381)	(8,980)	(1,067)
Cash collateral	(5)	—	(40)	—

Net amount	¥1,865	¥1,127	¥7,329	¥185

	Billions of yen
	September 30, 2020
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥28,123	¥3,485	¥31,487	¥1,436
Less: Amounts offset in the consolidated balance sheets (2)	(16,059)	—	(16,060)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥12,064	¥3,485	¥15,427	¥1,436

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(10,797)	(2,431)	(12,666)	(1,114)
Cash collateral	(1)	—	(32)	—

Net amount	¥1,266	¥1,054	¥2,729	¥322

(1)
Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥627 billion and ¥6,356 billion, respectively. As of March 31, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥998 billion and ¥138 billion, respectively. As of September 30, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥474 billion and ¥2,356 billion, respectively. As of September 30, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥958 billion and ¥226 billion, respectively.

(2)
Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements—Securities purchased under agreements to resell
and
Collateralized agreements—Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions
The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2020 and September 30, 2020. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2020
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥11,004	¥21,505	¥2,570	¥983	¥335	¥36,397
Securities lending transactions	650	144	227	231	0	1,252

Total gross recognized liabilities (2)	¥11,654	¥21,649	¥2,797	¥1,214	¥335	¥37,649

	Billions of yen
	September 30, 2020
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,324	¥14,969	¥1,663	¥1,306	¥225	¥31,487
Securities lending transactions	796	196	262	182	—	1,436

Total gross recognized liabilities (2)	¥14,120	¥15,165	¥1,925	¥1,488	¥225	¥32,923

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions
The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities transferred by Nomura to counterparties as of March 31, 2020 and September 30, 2020. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2020
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥132	¥1,032	¥1,164
Japanese government, agency and municipal securities	607	—	607
Foreign government, agency and municipal securities	29,378	5	29,383
Bank and corporate debt securities	1,821	178	1,999
Commercial mortgage-backed securities (“CMBS”)	26	—	26
Residential mortgage-backed securities (“RMBS”) (1)	4,162	—	4,162
Collateralized debt obligations (“CDOs”) and other	265	—	265
Investment trust funds and other	6	37	43

Total gross recognized liabilities (2)	¥36,397	¥1,252	¥37,649

	Billions of yen
	September 30, 2020
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥1,203	¥1,182	¥2,385
Japanese government, agency and municipal securities	764	—	764
Foreign government, agency and municipal securities	24,317	59	24,376
Bank and corporate debt securities	1,942	142	2,084
Commercial mortgage-backed securities (“CMBS”)	21	—	21
Residential mortgage-backed securities (“RMBS”) (1)	3,073	—	3,073
Collateralized debt obligations (“CDOs”) and other	154	—	154
Investment trust funds and other	13	53	66

Total gross recognized liabilities (2)	¥31,487	¥1,436	¥32,923

(1)	Includes ¥ 4,021 billion as of March 31, 2020 and ¥2,921 billion as of September 30, 2020 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura
The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2020 and September 30, 2020.

	Billions of yen
	March 31, 2020	September 30, 2020
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥46,439	¥41,964
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	38,054	32,866
Collateral pledged by Nomura
Nomura pledges firm-owned securities to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as
Securities pledged as collateral
within
Trading assets
in the consolidated balance sheets.
The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them by type of asset as of March 31, 2020 and September 30, 2020.

	Millions of yen
	March 31, 2020	September 30, 2020
Trading assets:
Equities and convertible securities	¥133,066	¥114,372
Government and government agency securities	1,183,457	1,230,309
Bank and corporate debt securities	59,734	18,283
Residential mortgage-backed securities (“RMBS”)	2,826,613	2,097,411
Collateralized debt obligations (“CDOs”) and other (1)	12,406	10,729
Investment trust funds and other	6,439	12,671

	¥4,221,715	¥3,483,775

Non-trading debt securities	¥29	¥121,598
Investments in and advances to affiliated companies	¥2,760	¥3,871

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
The following table presents the carrying amount of financial and non-financial
assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2020 and September 30, 2020.

	Millions of yen
	March 31, 2020	September 30, 2020
Loans and receivables	¥55,051	¥67,212
Trading assets and private equity and debt	1,393,517	1,453,189
Office buildings, land, equipment and facilities	5,258	5,195
Non-trading debt securities	149,991	2,080
Other	77	124

	¥1,603,894	¥1,527,800

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs, trading balances of secured borrowings, and derivative transactions.